Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net loss	$ (668,977)	$ (701,215)	$ (818,228)
Amortization	450,196	420,067	183,047
Share-based compensation	541,164	703,612	331,522
Gain on settlement of debt	(10,000)
Write-off of accounts receivable		4,594	8,667
Loss on impairment of fixed assets	772,174
Loss on disposal of fixed assets	32,033
Change in working capital items:
Accounts receivable	8,102	338,090	(687,492)
Inventory	20,169	(20,676)
Prepaid expenses and deposits	18,155	(8,394)	24,236
Deferred revenue		(252,000)	252,000
Accounts payable and accrued liabilities	(158,401)	176,325	268,416
Net cash provided by (used in) operating activities	1,004,615	660,403	(437,832)
Investing Activities
Intangible assets	(24,253)	(25,288)	(5,171)
Purchase of equipment	(181,094)	(1,021,571)	(1,193,345)
Term deposit			(10,000)
Net cash used in investing activities	(205,347)	(1,046,859)	(1,208,516)
Financing Activities
Proceeds of exercise of warrants			173,880
Proceeds from exercise of stock options	86,600	42,500	80,000
Loan repayments	(30,000)
Net cash provided by financing activities	56,600	42,500	253,880
Increase (decrease) in cash and cash equivalents	855,868	(343,956)	(1,392,468)
Effects of foreign exchange translation on cash and cash equivalents	(47)
Cash and cash equivalents, beginning of year	276,571	620,527	2,012,995
Cash and cash equivalents, end of year	$ 1,132,392	$ 276,571	$ 620,527